Employee benefits - Disclosure of defined benefit plans (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 2,441	€ 2,550	€ 2,975
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	2,064	2,184	2,544
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 377	€ 366	€ 432